Supplemental information on oil and gas producing activities - Capitalized costs relating to oil and gas exploration and production activities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental information on oil and gas producing activities (unaudited)
Natural and environmental properties	$ 67,767,005	$ 60,261,025	$ 53,752,436
Wells, equipment and facilities - property, plant and equipment	31,166,804	30,150,268	29,416,081
Exploration and production projects	12,494,665	8,801,630	8,463,584
Accumulated depreciation, depletion and amortization	(64,233,572)	(60,346,094)	(55,689,222)
Net capitalized cost	$ 47,194,902	$ 38,866,829	$ 35,942,879